Consolidated Statements of Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Comprehensive income attributable to redeemable noncontrolling interests	$ 92	$ 73	$ 34